PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Total cost	¥ 96,952		¥ 78,926
Less: Accumulated depreciation	(59,397)		(39,286)
Property and equipment, net	37,555	$ 5,893	39,640
Office facilities
PROPERTY AND EQUIPMENT, NET
Total cost	5,260		4,864
Software
PROPERTY AND EQUIPMENT, NET
Total cost	18,720		15,871
Computer equipment
PROPERTY AND EQUIPMENT, NET
Total cost	15,551		10,492
Vehicles
PROPERTY AND EQUIPMENT, NET
Total cost	1,873		1,186
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Total cost	¥ 55,548		¥ 46,513